Prepayments and other current assets	12 Months Ended
Dec. 31, 2017
Prepayments and other current assets
Prepayments and other current assets

4. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Input value added tax (“VAT”)	240,216	489,700
Prepaid expenses	32,338	63,780
Accrued interest income	—	40,447
Deposits	9,172	16,749
Others	97,329	109,307

Total	379,055	719,983